UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported) February 3, 2017

25 Capital Loan Transferor LLC

Commission File Number of securitizer: __Not Applicable__________

Central Index Key Number of securitizer: _0001665515____________________

______Christopher LaBate (704) 426-8708
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___Not applicable_____________________

______________________Not applicable_____________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __Not applicable__________
Central Index Key Number of underwriter (if applicable): __Not applicable__________

________________________________Not applicable____________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 3, 2017	25 CAPITAL LOAN TRANSFEROR LLC
(Securitizer)

	By:	/s/ Scott Shultz
	Name:	Scott Shultz
	Title:	Managing Director
(senior officer in charge of securitization)